Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2019	December 31, 2018

Office equipment and furniture	$126,738	$128,555
Vehicle	709,514	719,685
Leasehold improvement	48,675	49,373
Subtotal	884,927	897,613
Less: accumulated depreciation and amortization	(201,300)	(173,836)
Impairment	(683,627)	-
Total	$-	$723,777

Depreciation and amortization expense for the years ended December 31, 2019, 2018 and 2017 amounted to $30,199, $82,872 and $57,603, respectively.